Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Construction cost	R$ 2,319,720	R$ 2,137,188	R$ 1,888,622
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Construction cost	1,409,633	1,227,418	1,085,743
Third Party Services [Member]
IfrsStatementLineItems [Line Items]
Construction cost	689,886	694,306	618,400
Personnel [Member]
IfrsStatementLineItems [Line Items]
Construction cost	184,246	171,369	155,182
Others [Member]
IfrsStatementLineItems [Line Items]
Construction cost	R$ 35,955	R$ 44,095	R$ 29,297